Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 31, 2018
Registrant Name	PNC FUNDS
Central Index Key	0000778202
Amendment Flag	false
Document Creation Date	Dec. 14, 2018
Document Effective Date	Dec. 14, 2018
Prospectus Date	Nov. 21, 2018
PNC Treasury Plus Money Market Fund | Service Shares
Prospectus:
Trading Symbol	PAEXX